3. Loans, Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Composition of net loans
December 31,	2018	2017

Commercial & industrial	$80,766,693	$77,110,747
Commercial real estate	235,318,148	207,044,227
Residential real estate - 1st lien	165,665,175	168,184,135
Residential real estate - Jr lien	44,544,987	45,256,862
Consumer	5,088,491	5,268,680
Gross Loans	531,383,494	502,864,651
Deduct (add):
Allowance for loan losses	5,602,541	5,438,099
Deferred net loan costs	(363,614)	(318,651)
Net Loans	$526,144,567	$497,745,203

Past due loans by segment
							90 Days or
		90 Days	Total			Non-Accrual	More and
December 31, 2018	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$217,385	$0	$217,385	$80,549,308	$80,766,693	$84,814	$0
Commercial real estate	1,509,839	190,789	1,700,628	233,617,520	235,318,148	1,742,993	0
Residential real estate
- 1st lien	4,108,319	1,371,061	5,479,380	160,185,795	165,665,175	2,026,939	622,486
- Jr lien	484,855	353,914	838,769	43,706,218	44,544,987	408,540	104,959
Consumer	43,277	1,661	44,938	5,043,553	5,088,491	0	1,661
	$6,363,675	$1,917,425	$8,281,100	$523,102,394	$531,383,494	$4,263,286	$729,106

							90 Days or
		90 Days	Total			Non-Accrual	More and
December 31, 2017	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$308,712	$0	$308,712	$76,802,035	$77,110,747	$98,806	$0
Commercial real estate	1,482,982	418,255	1,901,237	205,142,990	207,044,227	1,065,385	0
Residential real estate
- 1st lien	4,238,933	2,011,419	6,250,352	161,933,783	168,184,135	1,585,473	1,249,241
- Jr lien	156,101	168,517	324,618	44,932,244	45,256,862	346,912	0
Consumer	80,384	1,484	81,868	5,186,812	5,268,680	0	1,484
	$6,267,112	$2,599,675	$8,866,787	$493,997,864	$502,864,651	$3,096,576	$1,250,725

Residential mortgage loans in process of foreclosure
	Number of loans	Current Balance
December 31, 2018	12	$961,709
December 31, 2017	10	791,944

Changes in the allowance for loan losses

As of or for the year ended December 31, 2018

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$675,687	$2,674,029	$1,460,547	$316,982	$43,303	$267,551	$5,438,099
Charge-offs	(152,860)	(124,645)	(251,654)	(69,173)	(143,688)	0	(742,020)
Recoveries	60,192	0	26,832	1,420	38,018	0	126,462
Provision (credit)	114,450	470,484	185,769	24,216	119,154	(134,073)	780,000
ALL ending balance	$697,469	$3,019,868	$1,421,494	$273,445	$56,787	$133,478	$5,602,541

ALL evaluated for impairment
Individually	$0	$0	$112,969	$1,757	$0	$0	$114,726
Collectively	697,469	3,019,868	1,308,525	271,688	56,787	133,478	5,487,815
	$697,469	$3,019,868	$1,421,494	$273,445	$56,787	$133,478	$5,602,541

Loans evaluated for impairment
Individually	$60,846	$1,746,894	$4,392,060	$319,321	$0		$6,519,121
Collectively	80,705,847	233,571,254	161,273,115	44,225,666	5,088,491		524,864,373
	$80,766,693	$235,318,148	$165,665,175	$44,544,987	$5,088,491		$531,383,494

As of or for the year ended December 31, 2017

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$726,848	$2,496,085	$1,369,757	$371,176	$83,973	$230,606	$5,278,445
Charge-offs	(20,000)	(160,207)	(159,533)	(118,359)	(124,042)	0	(582,141)
Recoveries	27,051	230	26,826	465	37,223	0	91,795
Provision (credit)	(58,212)	337,921	223,497	63,700	46,149	36,945	650,000
ALL ending balance	$675,687	$2,674,029	$1,460,547	$316,982	$43,303	$267,551	$5,438,099

ALL Evaluated for impairment
Individually	$0	$69,015	$125,305	$26,353	$0	$0	$220,673
Collectively	675,687	2,605,014	1,335,242	290,629	43,303	267,551	5,217,426
	$675,687	$2,674,029	$1,460,547	$316,982	$43,303	$267,551	$5,438,099

Loans evaluated for impairment
Individually	$98,806	$1,306,057	$4,075,666	$300,759	$0		$5,781,288
Collectively	77,011,941	205,738,170	164,108,469	44,956,103	5,268,680		497,083,363
	$77,110,747	$207,044,227	$168,184,135	$45,256,862	$5,268,680		$502,864,651

Impaired loans by segment
	As of December 31, 2018			2018
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Related allowance recorded
Commercial real estate	$0	$0	$0	$57,658	$0
Residential real estate
- 1st lien	942,365	963,367	112,969	836,326	45,139
- Jr lien	7,271	7,248	1,757	77,555	351
	949,636	970,615	114,726	971,539	45,490

No related allowance recorded
Commercial & industrial	60,846	80,894		120,924	0
Commercial real estate	1,748,323	1,975,831		1,663,794	13,131
Residential real estate
- 1st lien	3,465,117	4,082,637		3,497,772	94,313
- Jr lien	312,072	351,139		235,970	0
	5,586,358	6,490,501		5,518,460	107,444

	$6,535,994	$7,461,116	$114,726	$6,489,999	$152,934

	As of December 31, 2017			2017
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Related allowance recorded
Commercial real estate	$204,645	$225,681	$69,015	$210,890	$0
Residential real estate
- 1st lien	798,226	837,766	125,305	646,799	29,262
- Jr lien	146,654	293,351	26,353	220,274	400
	1,149,525	1,356,798	220,673	1,077,963	29,662

No related allowance recorded
Commercial & industrial	98,806	136,590		75,868	72,426
Commercial real estate	1,102,859	1,226,040		1,105,030	237,792
Residential real estate
- 1st lien	3,300,175	3,641,627		1,930,108	133,732
- Jr lien	154,116	154,423		116,519	16,574
	4,655,956	5,158,680		3,227,525	460,524

	$5,805,481	$6,515,478	$220,673	$4,305,488	$490,186

Risk ratings

As of December 31, 2018

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$78,585,348	$226,785,919	$161,293,233	$43,817,872	$5,086,830	$515,569,202
Group B	90,763	246,357	224,992	0	0	562,112
Group C	2,090,582	8,285,872	4,146,950	727,115	1,661	15,252,180
	$80,766,693	$235,318,148	$165,665,175	$44,544,987	$5,088,491	$531,383,494

As of December 31, 2017

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$73,352,768	$194,066,034	$165,089,999	$44,687,951	$5,267,196	$482,463,948
Group B	617,526	4,609,847	282,671	37,598	0	5,547,642
Group C	3,140,453	8,368,346	2,811,465	531,313	1,484	14,853,061
	$77,110,747	$207,044,227	$168,184,135	$45,256,862	$5,268,680	$502,864,651

Loans modified as TDRs

Year ended December 31, 2018

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	1	$406,920	$406,920
Residential real estate - 1st lien	10	1,031,330	1,142,089
	11	$1,438,250	$1,549,009

Year ended December 31, 2017

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential real estate - 1st lien	4	$256,353	$287,385

TDRs payment default

Year ended December 31, 2018

	Number of	Recorded
	Contracts	Investment

Commercial real estate	1	$400,646
Residential real estate - 1st lien	3	518,212
	4	$918,858

Year ended December 31, 2017

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	1	$87,696

Specific allowances
	2018	2017
Specific Allowance	$114,726	$197,605